SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST INCOME:
Finance Charges	$ 266,963,826	$ 236,651,728	$ 213,087,060
Net Investment Income	8,177,846	7,457,734	6,882,483
Total Interest Income	275,141,672	244,109,462	219,969,543
INTEREST EXPENSE:
Senior Debt	26,875,546	22,213,128	20,281,290
Subordinated Debt	971,958	977,093	922,083
Total interest expense	27,847,504	23,190,221	21,203,373
NET INTEREST INCOME	247,294,168	220,919,241	198,766,170
Provision for Credit Losses	84,287,916	42,183,163	56,689,484
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	163,006,252	178,736,078	142,076,686
Insurance Income	39,819,600	35,715,515	34,291,064
OTHER REVENUE	6,831,179	6,921,120	5,419,562
OPERATING EXPENSES:
Personnel Expense	113,732,789	109,011,575	99,684,473
Occupancy Expense	18,173,248	17,382,787	17,568,423
Other Expense	57,173,463	49,173,951	45,257,347
Total Operating Expenses	189,079,500	175,568,313	162,510,243
INCOME BEFORE INCOME TAXES	20,577,531	45,804,400	19,277,069
PROVISION FOR INCOME TAXES	4,417,904	3,943,393	3,386,807
NET INCOME	16,159,627	41,861,007	15,890,262
Parent Company
INTEREST INCOME:
Finance Charges	266,963,826	236,651,728	213,087,060
Net Investment Income	(18,381)	309,412	21,732
Total Interest Income	266,945,445	236,961,140	213,108,792
INTEREST EXPENSE:
Senior Debt	27,483,876	22,786,460	20,748,957
Subordinated Debt	971,958	977,093	922,083
Total interest expense	28,455,834	23,763,553	21,671,040
NET INTEREST INCOME	238,489,611	213,197,587	191,437,752
Provision for Credit Losses	84,287,916	42,183,163	56,689,484
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	154,201,695	171,014,424	134,748,268
Insurance Income	21,957,943	20,664,481	19,663,742
OTHER REVENUE	6,939,179	7,029,120	5,527,562
OPERATING EXPENSES:
Personnel Expense	113,732,789	109,011,575	99,684,473
Occupancy Expense	18,173,248	17,382,787	17,568,423
Other Expense	56,955,705	47,765,457	43,592,038
Total Operating Expenses	188,861,742	174,159,819	160,844,934
INCOME BEFORE INCOME TAXES	(5,762,925)	24,548,206	(905,362)
PROVISION FOR INCOME TAXES	655,722	595,915	205,779
Income (Loss) from Subsidiaries, Net of Tax	22,578,274	17,908,716	17,001,403
NET INCOME	$ 16,159,627	$ 41,861,007	$ 15,890,262